Stock Repurchase Programs (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Stock Repurchase Programs, Combined [Member]	Jun. 30, 2012 Stock Repurchase Program 2012 [Member]	Jan. 31, 2014 Stock Repurchase Program 2014 [Member]	Dec. 31, 2013 Stock Repurchase Programs [Member]		Dec. 31, 2012 Stock Repurchase Programs [Member]
Equity, Class of Treasury Stock [Line Items]
Amount authorized under stock repurchase program					$ 5,600,000,000		$ 2,000,000,000	$ 5,000,000,000
Shares Repurchased [Abstract]
Shares repurchased, beginning balance									0
Repurchase of common stock						25
Shares repurchased, ending balance									25		0
Treasury stock acquired under stock repurchase program, average price per share	$ 54.30	[1]							$ 54.33	[1]	$ 51.89	[1]
Stock Repurchased Value [Roll Forward]
Treasury Stock Value of Shares Repurchased									17,000,000
Repurchase of common stock									1,343,000,000
Treasury Stock Value of Shares Repurchased									1,360,000,000		17,000,000
Stock Repurchase Remaining Authorized Amount [Roll Forward]
Stock Repurchase remaining amount authorized, beginning balance									640,000,000		1,983,000,000
Repurchases of common stock	(1,343,000,000)		(898,000,000)	(1,064,000,000)					(1,343,000,000)
Stock Repurchase remaining amount authorized, ending balance									$ 640,000,000		$ 1,983,000,000

[1]	Stock repurchase activity excludes broker commissions.